Exhibit 99.1

SMART ABS SERIES 2014-1US Trust Servicer Report

Monthly Servicing Report

Collection Period	December 2014
FX Rate	0.8985
1 Month LIBOR	0.16080%
1 Month BBSW	2.63330%
Distribution Date	01/14/15
Transaction Month	10
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	March 1, 2014
Closing Date:	March 14, 2014

		USD	AUD	Units	WAC
Original Pool Balance:			$632,368,016.18

			Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$90,000,000.00	$100,166,944.91	15.840%	2.8583%	Mar-2015
Class A-2a Notes	Fixed	$94,000,000.00	$104,618,809.13	16.544%	3.2808%	Jul-2016
Class A-2b Notes	Floating	$40,000,000.00	$44,518,642.18	7.040%	3.2283%	Jul-2016
Class A-3a Notes	Fixed	$70,000,000.00	$77,907,623.82	12.320%	3.5708%	Feb-2018
Class A-3b Notes	Floating	$96,000,000.00	$106,844,741.24	16.896%	3.5283%	Feb-2018
Class A-4a Notes	Fixed	$50,000,000.00	$55,648,302.73	8.800%	3.9033%	Dec-2019
Class A-4b Notes	Floating	$60,000,000.00	$66,777,963.27	10.560%	3.8683%	Dec-2019
Class B Notes		—	$9,486,000.00	1.500%	—	—
Class C Notes		—	$17,390,000.00	2.750%	—	—
Class D Notes		—	$17,390,000.00	2.750%	—	—
Class E Notes		—	$15,809,000.00	2.500%	—	—
Seller Notes		—	$15,810,000.00	2.500%	—	—

Total Securities		$500,000,000.00	$632,368,027.27	100.000%

Please note: The Note Rate as at current distribution date.

II. NOTE BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period			Ending of Period		Change
	USD	AUD	Note Factor	AUD Balance	Note Factor	AUD
Class A-1 Notes	(0.00)	$—	—	$—	—	$—
Class A-2a Notes	76,695,697.13	$85,359,707.44	0.8159117	$75,547,045.97	0.7221172	$0.0937944
Class A-2b Notes	32,636,466.87	$36,323,279.76	0.8159117	$32,147,679.14	0.7221172	$0.0937944
Class A-3a Notes	70,000,000.00	$77,907,623.82	1.0000000	$77,907,623.82	1.0000000	$—
Class A-3b Notes	96,000,000.00	$106,844,741.24	1.0000000	$106,844,741.24	1.0000000	$—
Class A-4a Notes	50,000,000.00	$55,648,302.73	1.0000000	$55,648,302.73	1.0000000	$—
Class A-4b Notes	60,000,000.00	$66,777,963.27	1.0000000	$66,777,963.27	1.0000000	$—
Class B Notes	—	$9,486,000.00	1.0000000	$9,486,000.00	1.0000000	$—
Class C Notes	—	$17,390,000.00	1.0000000	$17,390,000.00	1.0000000	$—
Class D Notes	—	$17,390,000.00	1.0000000	$17,390,000.00	1.0000000	$—
Class E Notes	—	$15,809,000.00	1.0000000	$15,809,000.00	1.0000000	$—
Seller Notes	—	$15,810,000.00	1.0000000	$15,810,000.00	1.0000000	$—

Total Securities	$385,332,164.00	$504,746,618.26		$490,758,356.17
Weighted Avg. Coupon (WAC)		7.02%		7.02%
Weighted Avg. Term Remaining Maturity (WARM)		34.67		33.83
Pool Receivables Balance		$504,746,618.25		$490,758,356.17
Remaining Number of Receivables		16,255		16,080
Pool Factors		0.7981849		0.7760645

III. COLLECTIONS
AUD
Principal:
Principal Collections	$13,833,229.05
Less Principal Draws	$—

Net Principal Collections	$13,833,229.05
Return of overfunding in first period	$—
Liquidity Reserve Balance Excess	$—
Adjusted Principal Collections	$13,833,229.05
Available Income Applied Towards Total Principal Collections:
Reimbursement of Principal Draws	$—
Reimbursement of Defaulted Amounts	$155,033.04
Reimbursement of Charge-Offs	$—
Reimbursement of Seller Charge-Offs	$—

Total Principal Collections	$13,988,262.09
Interest:
Lesser of Finance Charges and Collections	$3,070,499.78
Investment Income

SMART ABS SERIES 2014-1US Trust Servicer Report

Monthly Servicing Report

Collection Period	December 2014
FX Rate	0.8985
1 Month LIBOR	0.16080%
1 Month BBSW	2.63330%
Distribution Date	01/14/15
Transaction Month	10
30/360 Days	30
Actual/360 Days	30

Interest Rate Swap Collections	$—
Currency Swap Collections	$—
Interest Income	$28,053.75
GST Income Tax Credits Received	$—
Other Amounts Received	$—
Interest earned on liquidity reserve	$10,693.34
Final Release of Liquidity Reserve Balance	$—

Total Income Collections	$3,109,246.87

Total Collections	$17,097,508.96

SMART ABS SERIES 2014-1US Trust Servicer Report

Monthly Servicing Report

Collection Period	December 2014
FX Rate	0.8985
1 Month LIBOR	0.16080%
1 Month BBSW	2.63330%
Distribution Date	01/14/15
Transaction Month	10
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

APPLICATION OF AVAILABLE INCOME

AUD
Total Income Collections	$3,109,246.87
Liquidity Reserve Account Release	$—
Principal Draw	$—
Liquidity Reserve Account Draw	$—

Total Available for Distribution	$3,109,246.87

1. $1 to Income Unitholder	$1.00
2. Series Trust Expenses
Trustee Fee Due	$7,073.37
US$ Trustee, Principal paying agent, Registrar and Agent Bank Fee Due	$—
Manager Fee @0.02%
Manager Fee Due	$8,412.44
Servicer Fee @0.22%:
Servicer Fee Due	$92,536.88
Custodian Fee @ 0.01%
Custodian Fee Due	$4,206.22
Collections Bank Account Charges	$175.88
Additional Series Trust Expenses	$—

$112,404.79
3. Senior Hedge Payments to Counterparties:
Net Interest Rate Swap Payment	$193,615.28
Net Currency Swap Termination Payment
Net Interest Rate Swap Termination Payment	$—

Total Senior Hedge Payments to Counterparties	$193,615.28

4. Class A Noteholders Interest:

	Amount Due in USD	Amount Paid in USD	Amount Due Per $1000 of Principal Amount (USD)	Amount Paid Per $1000 of Principal Amount (USD)	Shortfall from Prior month
Class A-1 Notes	$—	$—	$—	$—	$—	$—
Class A-2a Notes	$37,069.59	$37,069.59	$0.39	$0.39	$—	$230,176.54
Class A-2b Notes	$12,532.40	$12,532.40	$0.31	$0.31	$—	$96,380.09
Class A-3a Notes	$55,416.67	$55,416.67	$0.79	$0.79	$—	$228,651.41
Class A-3b Notes	$44,864.00	$44,864.00	$0.47	$0.47	$—	$309,846.82
Class A-4a Notes	$70,000.00	$70,000.00	$1.40	$1.40	$—	$178,530.43
Class A-4b Notes	$38,040.00	$38,040.00	$0.63	$0.63	$—	$212,315.50

Total Class A interest:						$1,255,900.79
5. Reimbursement of Liquidity Reserve Draws						$—
		Amount Due in AUD	Amount Due Per $1000 of Principal Amount (AUD)	Amount Paid Per $1000 of Principal Amount (AUD)	Shortfall from Prior month
6. Class B Notes		$28,327.79	$2.99	$2.99	$—	$28,327.79
Class C Notes		$54,789.93	$3.15	$3.15	$—	$54,789.93
Class D Notes		$37,638.15	$2.16	$2.16	$—	$37,638.15
Class E Notes		$34,216.31	$2.16	$2.16	$—	$34,216.31

Total interest:						$154,972.18
7. Reimbursement of Principal Draws*						$—
8. Defaulted Amounts*						$155,033.04
9. Reimbursement of charge-offs (excl. Seller charge offs)*						$—
10. Subordinated Hedge Payments to Counterparties:
Net Interest Rate Swap Payment						$—
Net Currency Swap Termination Payment						$—
Net Interest Rate Swap Termination Payment						$—

Total Subordinated Hedge Payments to Counterparties						$—
11. Accrued Interest Adjustment						$—
12. Seller Notes coupon						$34,218.47
13. Reimbursement of Seller charge offs*						$—
14. Reimbursement of Redirected Liquidity Reserve Excess Balance (payable to Macquarie Bank)						$—
15. Excess Income to Unitholder						$1,203,101.34

*	to be allocated to Total Principal Collections

SMART ABS SERIES 2014-1US Trust Servicer Report

Monthly Servicing Report

Collection Period	December 2014
FX Rate	0.8985
1 Month LIBOR	0.16080%
1 Month BBSW	2.63330%
Distribution Date	01/14/15
Transaction Month	10
30/360 Days	30
Actual/360 Days	30

AUD
APPLICATION OF PRINCIPAL COLLECTIONS					$13,988,262.09
Subordination Percentage					15.03%
Sequential Paydown Test Satisfied?					Y
Pro-rata Paydown Test Satisifed?					N
1. Principal Distribution Amount:					$13,988,262.09

	USD Amount	Per $1000 of Principal Amount	AUD Amount	Per $1000 of Principal Amount
Class A-1 Notes	$—	$—	$—	$—
Class A-2a Notes	$8,816,676.33	$93.79	$9,812,661.47	$93.79
Class A-2b Notes	$3,751,777.16	$93.79	$4,175,600.62	$93.79
Class A-3a Notes	$—	$—	$—	$—
Class A-3b Notes	$—	$—	$—	$—
Class A-4a Notes	$—	$—	$—	$—
Class A-4b Notes	$—	$—	$—	$—

Class A Notes Total:	$12,568,453.49		$13,988,262.09
Class B Notes			$—	$—
Class C Notes			$—	$—
Class D Notes			$—	$—
Class E Notes			$—	$—
Seller Notes			$—	$—

Total Noteholders Principal			$13,988,262.09

2. Excess Capital to Unitholders					$—

PRINCIPAL DRAWS

Beginning Unreimbursed Principal Draws					$—
Principal Draw					$—
Reimbursement of Principal Draw					$—
Ending Unreimbursed Principal Draw					$—

V. LIQUIDITY RESERVE ACCOUNT

AUD
Liquidity Reserve Percentage of Initial Adjusted Pool Balance	0.80%
Beginning Period Required Amount	$5,047,466.18
Beginning Period Amount	$5,047,466.18
Required Liquidity Reserve Balance	$4,907,583.56
Ending Period Amount	$4,907,583.56
Liquidity Reserve Balance Excess	$139,882.62
Beginning Unreimbursed Liquidity Reserve Draw	$—
Ending Unreimbursed Liquidity Reserve Draw	$—
Beginning Liquidity Reserve Balance Excess	$139,882.62
1. Redirected Liquidity Reserve Release for Principal Draws	$—
2. Redirected Liquidity Reserve Release for Defaulted Amounts	$—
3. Redirected Liquidity Reserve Release for Charge-Offs (Other Than Seller Charge-Offs)	$—
4. Redirected Liquidity Reserve Release for Seller Charge-Offs	$—
5. Release to Macquarie Bank	$(139,882.62)

Ending Liquidity Reserve Balance Excess	$—

SMART ABS SERIES 2014-1US Trust Servicer Report

Monthly Servicing Report

Collection Period	December 2014
FX Rate	0.8985
1 Month LIBOR	0.16080%
1 Month BBSW	2.63330%
Distribution Date	01/14/15
Transaction Month	10
30/360 Days	30
Actual/360 Days	30

VI. DELINQUENCY AND NET LOSS ACTIVITY

				AUD
	Units Percent	Units	Dollars Percent	Dollar Amount
30 - 60 Days	0.17%	28	0.16%	786,468
61 + Days	0.18%	29	0.20%	989,652

Total	0.35%	57	0.36%	$1,776,120.00
Delinquent Receivables 61 + days past due				$989,652.00
Delinquency ratio for Current Collection Period				0.20166%
Delinquency Ratio 61+ for 1st Preceding Collection Period				0.13208%
Delinquency Ratio 61+ for 2nd Preceding Collection Period				0.14285%
Three-Month Average Delinquency Ratio				0.15886%
Charge-Offs
Beginning unreimbursed Charge-offs				$—
Gross Principal of Charge-Off for Current Period				$—
Reimbursement of Charge-Offs for Current Period				$—
Net Charge-offs for Current Period				$—

Ending Unreimbursed Charge-Offs				$—

Beginning Pool Balance for Current Period				$504,746,618.25

Net Loss Ratio				0.03159%
Net Loss Ratio for 1st Preceding Collection Period				0.01908%
Net Loss Ratio for 2nd Preceding Collection Period				0.00930%
Three-Month Average Net Loss Ratio				0.01999%
Cumulative Net Losses for All Periods				$974,479.09
Cumulative Net Losses as a % of Initial Pool Balance				0.15%

VII. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to Report
Most Recent Form ABS15-G
Filed by: Macquarie Leasing Pty Limited
CIK: 0001601385
Date: February 10, 2014

VIII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent SMART Receivables and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

No

2. Have there been any material modifications, extensions or waivers to SMART Receivables terms, fees, penalties or payments during the preceding Monthly Period?	No

3. Have there been any material breaches of representations, warranties or covenants with respect to any SMART Receivable?	No

4. Macquarie Bank Limited continues to hold a material net economic interest of not less than five per cent of the outstanding principal balance of the SMART Receivables as of the Cut-Off Date by retaining an interest in the Seller Notes and the Class E Notes in accordance with each of Article 405 of Regulation (EU) No 575/2013 and Article 51 of Regulation (EU) No 231/2013.

Yes

Signature:	/s/ Joel Sternberg	/s/ Mark Levy
Name:	Joel Sternberg	Mark Levy
Title:	Associate Director	Senior Manager
Date:	9-Jan-15	9-Jan-15